ProShares Ultra XRP ETF Investment Strategy - ProShares Ultra XRP ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to two times (2x) the price of XRP. The Fund does not invest directly in XRP.XRP is a digital asset. The ownership and operation of XRP is determined by participants in an online, peer-to-peer network sometimes referred to as the “XRP Ledger”. The XRP Ledger connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the XRP Ledger. This is commonly referred to as the XRPL protocol (and is described in more detail in the section entitled “The XRPL protocol” in the Fund’s Prospectus). XRP may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of XRP for these purposes has been limited and XRP presently is not widely accepted as a means of payment. The value of XRP is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of XRP. Ownership and transaction records for XRP are protected through public-key cryptography. The supply of XRP is determined by the XRP protocol. No single entity owns or operates the XRP Ledger. The XRP Ledger is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the XRP protocol and the software that enforces the protocol and (3) users who choose which version of the XRP software to run. From time to time, the developers suggest changes to the XRP software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the XRP software, may be created. This is often referred to as a “fork.” The value of the Fund may reflect the impact of these forks.The Index is designed to measure the performance of a single XRP traded in USD and seeks to provide a proxy for the XRP market. The Index price is a composite of U.S. dollar-XRP trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index can be found using the Bloomberg ticker symbol “XRP”.Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives (e.g. XRP Futures Contracts) in order to gain leveraged exposure to the Index. These derivatives principally include:○XRP Futures Contracts – Standardized, cash-settled XRP futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The Fund seeks to invest in cash-settled, front-month XRP futures. The Fund may also invest in back-month XRP futures contracts. Front-month XRP futures contracts are those contracts with the shortest time to maturity. Back-month XRP futures contracts are those with longer times to maturity.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.In order to maintain its exposure to futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.The Fund expects to gain leveraged exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets (including any borrowings) in the subsidiary at each quarter end of the Fund’s tax year. During such periods, the Fund will seek to borrow using reverse repurchase agreements, incurring significant borrowing costs, and the Fund’s returns may be significantly lower than the Daily Target during such periods at the end of each tax quarter (e.g., July 31, 2025, October 31, 2025, January 30, 2026, and April 30, 2026). In addition, the Fund may be required to dispose of a portion of its futures contracts, may not be able to obtain leveraged exposure consistent with its Daily Target, and may or may not meet its investment objective as of the end of each tax quarter. Exceeding the 25% limit may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.